Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method		kr 13,625	kr 13,396	kr 6,563
Other interest income		5,690	6,042	166
Interest expenses		(16,257)	(16,543)	(4,550)
Net interest income		3,058	2,895	2,179
Net fee and commission expense		(46)	(51)	(31)
Net results of financial transactions		(40)	21	69
Total operating income		2,972	2,865	2,217
Personnel expenses		(445)	(402)	(402)
Other administrative expenses		(229)	(222)	(216)
Depreciation and impairment of non-financial assets		(84)	(88)	(94)
Total operating expenses		(758)	(712)	(712)
Operating profit before credit losses		2,214	2,153	1,505
Net credit losses		(93)	(585)	(34)
Operating profit		2,121	1,568	1,471
Tax expenses		(438)	(324)	(305)
Net profit	[1]	1,683	1,244	1,166
Items to be reclassified to profit or loss
Derivatives in cash flow hedges		56	63	(122)
Tax on items to be reclassified to profit or loss		(12)	(13)	25
Net items to be reclassified to profit or loss		44	50	(97)
Items not to be reclassified to profit or loss
Own credit risk		320	(23)	99
Revaluation of defined benefit plans		(9)	(6)	43
Tax on items not to be reclassified to profit or loss		(64)	6	(30)
Net items not to be reclassified to profit or loss		247	(23)	112
Total other comprehensive income		291	27	15
Total comprehensive income	[1]	kr 1,974	kr 1,271	kr 1,181
Basic earnings per share (in SEK per share)	[2]	kr 422	kr 312	kr 292
Diluted earnings per share (in SEK per share)	[2]	kr 422	kr 312	kr 292

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The average number of shares in 2024 amounted to 3,990,000 (2023: 3,990,000).